SCHEDULE OF FAIR VALUE OF LEVEL 3 MEASUREMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Beginning Balance			$ (557)
Initial accounting for Buyer Stock Adjustment Amount derivative liability (Note 10)	(4,236)
Change in Buyer Stock Adjustment Amount derivative liability (Note 10)	4,236
Change in Private Warrant liability			557
Ending Balance